CAMBRIA GLOBAL EW 2 ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 71.8%
Australia - 1.1%
ANZ Group Holdings Ltd.	11,593	$309,040
BHP Group Ltd. - ADR	1,252	117,588
Commonwealth Bank of Australia	2,449	280,617
CSL Ltd.	1,114	136,963
Macquarie Group Ltd.	1,681	301,862
National Australia Bank Ltd.	10,327	285,874
Rio Tinto Ltd.	833	104,349
Wesfarmers Ltd.	1,577	89,773
Westpac Banking Corp.	11,399	282,222
Woodside Energy Group Ltd.	13,430	312,008
		2,220,296

Austria - 0.2%
Erste Group Bank AG	2,312	325,751

Belgium - 0.1%
Anheuser-Busch InBev SA	1,197	94,935
KBC Group NV	1,414	215,158
		310,093

Bermuda - 0.4%
Arch Capital Group Ltd. (a)	6,988	685,313
RenaissanceRe Holdings Ltd.	232	76,013
		761,326

Brazil - 0.1%
NU Holdings Ltd. - Class A (a)	15,892	231,228
Petroleo Brasileiro SA - Petrobras - ADR	2,759	53,387
		284,615

Canada - 3.6%
Agnico Eagle Mines Ltd.	708	143,802
Alimentation Couche-Tard, Inc.	1,540	92,748
Bank of Montreal	1,720	293,180
Bank of Nova Scotia	3,547	324,693
Barrick Mining Corp.	2,635	118,180
Brookfield Corp.	5,141	211,912
Canadian Imperial Bank of Commerce	2,611	296,357
Canadian National Railway Co.	2,482	309,903
Canadian Natural Resources Ltd.	6,791	340,493
Canadian Pacific Kansas City Ltd.	2,870	266,020
Cenovus Energy, Inc.	10,814	347,371

CAMBRIA GLOBAL EW 2 ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Constellation Software, Inc.	46	$104,175
Enbridge, Inc.	5,968	301,802
Franco-Nevada Corp.	459	120,745
Manulife Financial Corp.	6,967	295,530
National Bank of Canada	1,932	296,460
Royal Bank of Canada	1,484	302,959
Shopify, Inc. - Class A (a)	5,718	842,662
Sun Life Financial, Inc.	3,784	297,188
Suncor Energy, Inc.	4,851	324,567
TC Energy Corp.	3,286	205,473
Toronto-Dominion Bank	2,581	312,069
Waste Connections, Inc.	7,373	1,218,904
Wheaton Precious Metals Corp.	874	131,729
		7,498,922

China - 2.4%
Agricultural Bank of China Ltd. - Class H	407,086	329,524
Bank of China Ltd. - Class H	457,838	344,615
BYD Co. Ltd. - Class H	8,477	94,304
China CITIC Bank Corp. Ltd. - Class H	213,513	227,583
China Construction Bank Corp. - Class H	274,743	332,982
China Life Insurance Co. Ltd. - Class H	85,765	331,530
China Merchants Bank Co. Ltd. - Class H	32,701	212,557
China Pacific Insurance Group Co. Ltd. - Class H	53,591	206,612
China Petroleum & Chemical Corp. - Class H	182,313	111,293
China Shenhua Energy Co. Ltd. - Class H	18,781	111,079
CMOC Group Ltd. - Class H	46,598	100,170
Contemporary Amperex Technology Co. Ltd. - Class H	2,490	190,440
Industrial & Commercial Bank of China Ltd. - Class H	336,453	324,930
JD.com, Inc. - Class A	6,136	87,831
Meituan - Class B (a)(b)	8,546	86,022
Midea Group Co. Ltd. - Class H	8,171	105,702
NetEase, Inc. - ADR	268	32,637
People's Insurance Co. Group of China Ltd. - Class H	453,174	330,697
PetroChina Co. Ltd. - Class H	82,135	106,566
PICC Property & Casualty Co. Ltd. - Class H	151,241	328,783
Ping An Insurance Group Co. of China Ltd. - Class H	42,223	304,615
Postal Savings Bank of China Co. Ltd. - Class H (b)	494,948	334,661
WuXi AppTec Co. Ltd. - Class H (b)	4,374	105,633
Xiaomi Corp. - Class B (a)(b)	28,333	99,836
Zijin Mining Group Co. Ltd. - Class H	23,948	111,881
		4,952,483

CAMBRIA GLOBAL EW 2 ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Denmark - 0.2%
DSV AS	986	$207,988
Novo Nordisk AS - ADR	5,874	266,268
		474,256

Finland - 0.2%
Nokia Oyj - ADR	4,955	50,243
Nordea Bank Abp	15,223	311,473
		361,716

France - 1.4%
Air Liquide SA	509	100,237
AXA SA	6,055	303,130
BNP Paribas SA	2,415	288,312
Cie de Saint-Gobain SA	2,107	191,679
Danone SA	1,288	96,168
Engie SA	3,268	93,380
EssilorLuxottica SA	514	95,735
Hermes International SCA	56	102,839
Legrand SA	1,295	205,399
L'Oreal SA	226	100,987
LVMH Moet Hennessy Louis Vuitton SE	181	95,302
Safran SA	502	196,504
Sanofi SA - ADR	2,659	117,953
Schneider Electric SE	598	204,631
Societe Generale SA	2,156	181,937
TotalEnergies SE	3,654	322,685
Vinci SA	1,411	185,446
		2,882,324

Germany - 1.6%
Allianz SE	621	325,172
BASF SE	5,353	329,417
Bayer AG	1,818	103,558
Deutsche Bank AG	8,264	332,703
Deutsche Boerse AG	1,022	341,885
DHL AG	4,690	305,832
E.ON SE	9,397	194,288
Infineon Technologies AG	1,371	89,641
Mercedes-Benz Group AG	3,721	204,091
Merck KGaA	602	97,196
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	524	315,768
Rheinmetall AG	149	192,247
RWE AG	1,550	105,575

CAMBRIA GLOBAL EW 2 ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
SAP SE - ADR	552	$121,931
Siemens AG	622	206,341
Siemens Energy AG	1,183	195,371
		3,461,016

Hong Kong - 0.3%
AIA Group Ltd.	31,295	304,428
Alibaba Group Holding Ltd.	6,297	91,742
Hong Kong Exchanges & Clearing Ltd.	5,987	324,768
		720,938

India - 0.0% (c)
HDFC Bank Ltd. - ADR	681	15,459

Ireland - 1.2%
Accenture PLC - Class A	1,266	240,236
Allegion PLC	272	42,228
CRH PLC	1,054	99,382
Eaton Corp. PLC	2,120	851,986
Jazz Pharmaceuticals PLC (a)	225	56,403
Medtronic PLC	2,616	237,140
TE Connectivity PLC	816	167,484
Trane Technologies PLC	2,030	902,132
		2,596,991

Israel - 0.0% (c)
Tower Semiconductor Ltd. (a)	400	82,020

Italy - 0.6%
Enel SpA	8,768	95,948
Eni SpA	11,622	314,606
Ferrari NV	252	106,693
Generali	6,051	313,261
Intesa Sanpaolo SpA	39,808	313,916
UniCredit SpA	2,094	204,652
		1,349,076

Japan - 3.0%
Advantest Corp.	500	105,446
Daiichi Life Group, Inc.	17,300	199,099
Daikin Industries Ltd.	1,400	185,396
Fast Retailing Co. Ltd.	400	181,409
Fujikura Ltd.	3,400	117,143
Hitachi Ltd.	6,000	204,244

CAMBRIA GLOBAL EW 2 ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Hoya Corp.	600	$92,394
ITOCHU Corp.	16,400	216,408
Japan Tobacco, Inc.	2,300	99,847
KDDI Corp.	17,100	316,792
Keyence Corp.	200	104,739
Kioxia Holdings Corp. (a)	300	93,878
Marubeni Corp.	3,200	98,714
Mitsubishi Corp.	6,900	207,497
Mitsubishi Electric Corp.	2,800	97,890
Mitsubishi Heavy Industries Ltd.	7,900	192,320
Mitsubishi UFJ Financial Group, Inc. - ADR	11,251	255,960
Mitsui & Co. Ltd.	6,700	210,080
Mizuho Financial Group, Inc.	4,000	215,912
MS&AD Insurance Group Holdings, Inc.	6,800	217,387
Murata Manufacturing Co. Ltd.	2,200	99,031
NTT, Inc.	105,800	114,244
ORIX Corp. - ADR	7,722	300,926
Panasonic Holdings Corp.	3,800	106,995
Recruit Holdings Co. Ltd.	4,000	456,088
Renesas Electronics Corp.	4,100	87,056
Shin-Etsu Chemical Co. Ltd.	2,700	101,797
SoftBank Corp.	72,200	107,159
Sony Group Corp. - ADR	9,470	232,583
Sumitomo Corp.	9,600	107,658
Sumitomo Mitsui Financial Group, Inc. - ADR	10,835	279,976
Takeda Pharmaceutical Co. Ltd.	3,000	108,263
Tokio Marine Holdings, Inc.	6,400	308,762
Tokyo Electron Ltd.	300	105,991
Toyota Motor Corp. - ADR	1,390	273,191
		6,202,275

Mexico - 0.0% (c)
Cemex SAB de CV - ADR	419	4,500

Netherlands - 1.2%
Airbus SE	836	191,531
Argenx SE (a)	120	122,046
ASM International NV	108	101,361
ASML Holding NV	910	1,543,369
ING Groep NV - ADR	8,683	306,684
NXP Semiconductors NV	466	104,682
Prosus NV	2,090	93,051
		2,462,724

CAMBRIA GLOBAL EW 2 ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Panama - 0.0% (c)
Bladex, Inc.	988	$53,273

Singapore - 0.5%
DBS Group Holdings Ltd.	5,359	326,321
Oversea-Chinese Banking Corp. Ltd.	13,901	344,709
United Overseas Bank Ltd.	9,231	301,818
		972,848

Spain - 0.5%
Banco Bilbao Vizcaya Argentaria SA - ADR	9,664	279,869
Banco Santander SA - ADR	19,821	288,594
CaixaBank SA	14,167	216,556
Iberdrola SA	4,260	99,360
Industria de Diseno Textil SA	3,075	207,162
		1,091,541

Sweden - 0.9%
Assa Abloy AB - Class B	5,395	201,207
Atlas Copco AB - Class A	9,421	202,631
Atlas Copco AB - Class B	10,774	200,684
Investor AB (a)	7,025	303,000
Spotify Technology SA (a)	850	462,077
Swedbank AB - Class A	7,641	300,130
Volvo AB - Class B	5,290	191,216
		1,860,945

Switzerland - 1.2%
ABB Ltd.	2,044	199,760
Alcon AG	595	42,876
Chubb Ltd.	896	303,386
Cie Financiere Richemont SA	417	99,123
Galderma Group AG	467	96,999
Garmin Ltd.	374	106,257
Glencore PLC	13,633	110,023
Holcim AG	1,117	98,165
Lonza Group AG	147	104,856
Nestle SA	1,014	98,872
Novartis AG - ADR	961	146,130
Roche Holding AG	225	100,315
Roche Holding AG	229	99,946
Swiss Re AG	1,233	214,385
UBS Group AG	5,812	323,845

CAMBRIA GLOBAL EW 2 ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Zurich Insurance Group AG	414	$303,503
		2,448,441

Taiwan - 0.8%
ASE Technology Holding Co. Ltd. - ADR	357	13,191
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,158	1,726,901
		1,740,092

United Kingdom - 2.5%
3i Group PLC	5,310	203,475
Anglo American PLC	1,921	111,120
Aon PLC - Class A	1,612	518,290
AstraZeneca PLC	1,762	285,673
BAE Systems PLC	7,017	194,343
Barclays PLC - ADR	7,634	203,370
BP PLC - ADR	7,372	316,038
British American Tobacco PLC - ADR	725	40,288
Compass Group PLC	3,106	95,199
Diageo PLC	4,590	106,290
GSK PLC - ADR	2,618	131,554
Haleon PLC	20,986	104,701
HSBC Holdings PLC - ADR	2,272	234,334
Lloyds Banking Group PLC	130,936	195,071
London Stock Exchange Group PLC	2,723	332,069
National Grid PLC - ADR	1,387	109,795
NatWest Group PLC - ADR (a)	11,230	204,386
Reckitt Benckiser Group PLC	1,424	99,023
RELX PLC - ADR	8,525	310,566
Rio Tinto PLC - ADR	862	88,355
Rolls-Royce Holdings PLC	10,021	207,777
Shell PLC - ADR	3,485	318,703
Standard Chartered PLC	10,296	303,714
TechnipFMC PLC	4,563	356,598
Tesco PLC	15,671	97,104
Unilever PLC - ADR	1,700	110,245
		5,278,081

United States - 47.7% (d)
3M Co.	570	97,943
AAR Corp. (a)	599	77,445
Abbott Laboratories	6,574	725,507
AbbVie, Inc.	4,843	1,241,842
Adobe, Inc. (a)	457	133,805
Advanced Drainage Systems, Inc.	2,788	378,415

CAMBRIA GLOBAL EW 2 ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Advanced Micro Devices, Inc. (a)	1,722	$810,580
AECOM	1,813	122,251
Aflac, Inc.	976	113,070
Air Products and Chemicals, Inc.	232	71,795
Airbnb, Inc. - Class A (a)	29	5,313
Allstate Corp.	362	93,324
Alphabet, Inc. - Class A	4,876	1,654,671
Alphabet, Inc. - Class C	6,902	2,315,000
Altria Group, Inc.	3,188	218,314
Amazon.com, Inc. (a)	9,343	2,427,031
American Electric Power Co., Inc.	329	40,279
American Express Co.	687	226,827
American International Group, Inc.	340	25,962
Ameriprise Financial, Inc.	119	65,820
AMETEK, Inc.	418	98,301
Amgen, Inc.	3,003	1,290,930
Amphenol Corp. - Class A	4,537	719,341
Analog Devices, Inc.	810	293,333
Apollo Global Management, Inc.	68	9,287
Apple, Inc.	12,947	4,102,257
Applied Materials, Inc.	1,359	622,952
AppLovin Corp. - Class A (a)	31	9,674
Ares Management Corp. - Class A	57	8,161
Arista Networks, Inc. (a)	2,157	422,103
Arthur J Gallagher & Co.	225	58,984
AT&T, Inc.	5,553	143,767
Autodesk, Inc. (a)	235	60,755
Automatic Data Processing, Inc.	1,577	451,274
AutoZone, Inc. (a)	8	23,930
Axon Enterprise, Inc. (a)	1,363	772,221
Baker Hughes Co.	245	15,570
Bank of America Corp.	7,867	487,282
Bank of New York Mellon Corp.	639	103,058
Becton Dickinson & Co.	712	133,934
Bel Fuse, Inc. - Class B	389	96,968
Berkshire Hathaway, Inc. - Class B (a)	2,098	1,057,455
Bio-Rad Laboratories, Inc. - Class A (a)	400	154,448
Blackrock, Inc.	505	583,583
Blackstone, Inc.	5,992	858,294
Block, Inc. (a)	37	3,035
Boeing Co. (a)	608	126,330
Booking Holdings, Inc.	532	105,916
Boston Scientific Corp. (a)	7,433	359,014
Bristol-Myers Squibb Co.	1,933	129,144
Broadcom, Inc.	4,973	1,841,701

CAMBRIA GLOBAL EW 2 ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Brown & Brown, Inc.	1,020	$73,613
Cadence Design Systems, Inc. (a)	109	36,927
Capital One Financial Corp.	588	126,132
Cardinal Health, Inc.	246	57,717
Carlisle Cos., Inc.	30	10,397
Carrier Global Corp.	1,426	83,022
Caterpillar, Inc.	916	730,483
CBRE Group, Inc. - Class A (a)	560	81,654
Cencora, Inc.	649	210,016
Charles Schwab Corp.	1,354	148,696
Cheniere Energy, Inc.	303	88,382
Chevron Corp.	3,284	676,964
Chipotle Mexican Grill, Inc. (a)	178	6,769
Church & Dwight Co., Inc.	1,519	151,566
Ciena Corp. (a)	627	240,016
Cigna Group	533	147,151
Cintas Corp.	412	83,137
Circle Internet Group, Inc. (a)	888	84,848
Cisco Systems, Inc.	7,223	798,069
Citigroup, Inc.	5,142	676,790
Cloudflare, Inc. - Class A (a)	225	68,650
CME Group, Inc.	81	23,125
Coca-Cola Co.	4,583	406,375
Cognex Corp.	3,324	202,631
Coherent Corp. (a)	11	3,056
Colgate-Palmolive Co.	1,333	119,730
Comcast Corp. - Class A	2,788	74,217
Comfort Systems USA, Inc.	62	95,828
ConocoPhillips	2,616	346,594
Consolidated Edison, Inc.	18	1,926
Constellation Energy Corp.	121	33,247
Corning, Inc.	864	128,503
Corteva, Inc.	649	54,925
Costco Wholesale Corp.	1,187	1,120,397
Crowdstrike Holdings, Inc. - Class A (a)	480	110,880
CSX Corp.	3,296	166,481
Cummins, Inc.	66	37,250
CVS Health Corp.	606	56,909
Danaher Corp.	2,114	451,466
Datadog, Inc. - Class A (a)	23	5,452
Deere & Co.	1,376	901,156
Dell Technologies, Inc. - Class C	158	72,050
Delta Air Lines, Inc.	514	40,092
Devon Energy Corp.	711	34,491
Diamondback Energy, Inc.	46	9,222

CAMBRIA GLOBAL EW 2 ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Dollar General Corp.	636	$80,613
Dominion Energy, Inc.	1,423	93,932
DoorDash, Inc. - Class A (a)	151	34,993
Dover Corp.	1,332	258,714
DR Horton, Inc.	56	8,095
Duke Energy Corp.	241	28,898
eBay, Inc.	272	28,168
Ecolab, Inc.	2,683	759,826
Edwards Lifesciences Corp. (a)	103	9,347
Elevance Health, Inc.	304	119,332
Eli Lilly & Co.	1,087	1,257,366
EMCOR Group, Inc.	299	219,627
Emerson Electric Co.	2,482	378,356
Entergy Corp.	239	25,408
EOG Resources, Inc.	126	18,265
Essential Utilities, Inc.	1,836	75,588
Estee Lauder Cos., Inc. - Class A	78	7,979
Exelon Corp.	618	27,019
ExxonMobil Holdings Corp.	7,073	1,138,399
Fair Isaac Corp. (a)	864	991,189
Fastenal Co.	2,266	111,736
FedEx Corp.	260	85,124
Ferguson Enterprises, Inc.	8	1,796
Fifth Third Bancorp	732	39,360
FirstEnergy Corp.	1,573	72,138
Flex Ltd. (a)	29	3,168
Ford Motor Co.	11,083	154,497
Fortinet, Inc. (a)	176	30,084
Freeport-McMoRan, Inc.	4,983	377,412
Gartner, Inc. (a)	334	66,169
GE Vernova, Inc.	450	404,338
General Dynamics Corp.	403	149,654
General Electric Co.	711	238,690
General Motors Co.	338	29,176
Gilead Sciences, Inc.	3,135	458,776
Goldman Sachs Group, Inc.	1,278	1,311,100
Guidewire Software, Inc. (a)	845	173,014
Hartford Insurance Group, Inc.	536	73,636
Hasbro, Inc.	431	40,557
HCA Healthcare, Inc.	157	65,069
HEICO Corp.	24	7,948
Hewlett Packard Enterprise Co.	3,604	188,273
Hilton Worldwide Holdings, Inc.	3,649	1,154,106
Home Depot, Inc.	2,949	966,771
Honeywell Aerospace, Inc. (a)	913	144,354

CAMBRIA GLOBAL EW 2 ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Honeywell International, Inc.	914	$195,060
Hormel Foods Corp.	1,270	27,750
Howmet Aerospace, Inc.	190	46,541
IDACORP, Inc.	306	41,665
IDEXX Laboratories, Inc. (a)	126	70,143
Illinois Tool Works, Inc.	972	267,660
Ingersoll Rand, Inc.	818	63,027
Intel Corp. (a)	961	86,019
Interactive Brokers Group, Inc. - Class A	72	7,005
Intercontinental Exchange, Inc.	2,250	361,575
International Business Machines Corp.	4,570	1,068,786
Intuit, Inc.	1,131	406,368
Intuitive Surgical, Inc. (a)	1,814	683,624
IPG Photonics Corp. (a)	1,329	101,110
Johnson & Johnson	2,813	747,836
Johnson Controls International PLC	564	77,967
JPMorgan Chase & Co.	5,179	1,843,828
Keysight Technologies, Inc. (a)	420	135,534
Kinder Morgan, Inc.	876	28,242
KKR & Co., Inc.	43	4,718
KLA Corp.	7,859	1,378,862
L3Harris Technologies, Inc.	486	129,398
Lam Research Corp.	1,631	491,730
Levi Strauss & Co. - Class A	1,497	31,078
Linde PLC	1,180	577,704
Lithia Motors, Inc.	494	181,456
Live Nation Entertainment, Inc. (a)	75	13,492
Lockheed Martin Corp.	276	154,899
Loews Corp.	318	34,436
Lowe's Cos., Inc.	2,162	442,561
Lumentum Holdings, Inc. (a)	10	9,148
M&T Bank Corp.	134	31,348
Marathon Petroleum Corp.	464	173,220
Marriott International, Inc. - Class A	60	20,506
Marsh & McLennan Cos., Inc.	1,319	250,346
Marvell Technology, Inc.	364	77,044
Mastercard, Inc. - Class A	2,527	1,489,186
Matson, Inc.	203	45,636
McDonald's Corp.	1,983	522,600
McKesson Corp.	422	373,605
Merck & Co., Inc.	3,964	585,721
Meta Platforms, Inc. - Class A	1,164	666,204
MetLife, Inc.	513	48,822
MGM Resorts International (a)	1,444	59,724
Microchip Technology, Inc.	2,335	171,506

CAMBRIA GLOBAL EW 2 ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Micron Technology, Inc.	1,079	$1,034,470
Microsoft Corp.	7,777	3,945,194
Mondelez International, Inc. - Class A	1,883	116,878
Monolithic Power Systems, Inc.	120	152,132
Monster Beverage Corp. (a)	650	29,848
Moody's Corp.	417	210,435
Morgan Stanley	5,754	1,227,443
Motorola Solutions, Inc.	182	88,325
MSCI, Inc.	1,100	627,704
Nasdaq, Inc.	83	8,185
Netflix, Inc. (a)	14,306	1,159,501
Newmont Corp.	331	41,726
NextEra Energy, Inc.	5,435	447,518
NIKE, Inc. - Class B	286	11,171
NiSource, Inc.	3,742	153,123
Norfolk Southern Corp.	1,369	469,280
Northrop Grumman Corp.	436	235,309
NRG Energy, Inc.	317	34,908
Nucor Corp.	242	60,413
NVIDIA Corp.	13,705	3,025,790
Occidental Petroleum Corp.	79	4,754
Old Dominion Freight Line, Inc.	200	39,992
ONEOK, Inc.	1,577	151,408
Oracle Corp.	5,386	803,160
O'Reilly Automotive, Inc. (a)	2,478	220,046
Otis Worldwide Corp.	842	59,891
PACCAR, Inc.	284	35,253
Packaging Corp. of America	225	52,637
Palantir Technologies, Inc. - Class A (a)	1,048	195,326
Palo Alto Networks, Inc. (a)	1,121	428,368
Parker-Hannifin Corp.	275	269,346
Paychex, Inc.	275	35,018
PayPal Holdings, Inc.	62	3,265
Penumbra, Inc. (a)	111	35,864
PepsiCo, Inc.	1,463	205,317
Pfizer, Inc.	6,118	174,118
Philip Morris International, Inc.	2,518	471,621
Phillips 66	243	59,919
PNC Financial Services Group, Inc.	399	95,612
PPL Corp.	3,336	113,858
Preformed Line Products Co.	131	52,511
Procore Technologies, Inc. (a)	8,889	557,518
Procter & Gamble Co.	3,941	571,918
Progressive Corp.	610	133,029
Prudential Financial, Inc.	260	30,576

CAMBRIA GLOBAL EW 2 ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Public Service Enterprise Group, Inc.	1,336	$97,969
Qnity Electronics, Inc.	448	53,505
QUALCOMM, Inc.	962	164,002
Quanta Services, Inc.	1,100	667,799
Quest Diagnostics, Inc.	137	32,921
Regeneron Pharmaceuticals, Inc.	49	39,155
Republic Services, Inc.	199	43,963
Robinhood Markets, Inc. - Class A (a)	121	12,682
Rocket Cos., Inc. - Class A (a)	912	12,230
Rocket Lab Corp. (a)	804	51,392
Rockwell Automation, Inc.	46	19,524
Roper Technologies, Inc.	181	76,860
Ross Stores, Inc.	220	50,279
Royal Caribbean Cruises Ltd.	330	88,684
Royalty Pharma PLC - Class A	1,520	93,343
RTX Corp.	2,609	541,968
S&P Global, Inc.	1,461	636,762
Salesforce, Inc.	1,832	471,813
Sandisk Corp. (a)	32	50,134
Seagate Technology Holdings PLC	1,107	917,017
Sempra	108	8,824
ServiceNow, Inc. (a)	6,659	985,465
Sherwin-Williams Co.	247	83,686
Silicon Laboratories, Inc. (a)	330	72,287
SLB Ltd.	644	38,704
Snowflake, Inc. - Class A (a)	16	5,303
Southern Co.	733	64,504
Southern Copper Corp.	45	9,301
Southwest Airlines Co.	1,326	51,091
Starbucks Corp.	830	88,188
State Street Corp.	39	7,464
Stryker Corp.	678	219,536
Synopsys, Inc. (a)	1,801	791,702
Sysco Corp.	738	59,837
Take-Two Interactive Software, Inc. (a)	32	7,030
Targa Resources Corp.	492	144,476
Target Corp.	380	61,134
Tenet Healthcare Corp. (a)	434	115,405
Teradyne, Inc.	52	18,191
Tesla, Inc. (a)	2,189	805,443
Texas Instruments, Inc.	2,778	724,808
Thermo Fisher Scientific, Inc.	1,456	898,498
TJX Cos., Inc.	4,406	590,007
T-Mobile US, Inc.	693	125,045
Toll Brothers, Inc.	464	66,561

CAMBRIA GLOBAL EW 2 ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Tractor Supply Co.	474	$16,543
TransDigm Group, Inc.	708	829,592
Travel + Leisure Co.	1,500	103,140
Travelers Cos., Inc.	531	194,309
Trimble, Inc. (a)	1,462	87,632
TriNet Group, Inc.	4,207	295,710
Truist Financial Corp.	381	18,890
Uber Technologies, Inc. (a)	2,756	208,491
Union Pacific Corp.	1,387	417,029
United Airlines Holdings, Inc. (a)	151	16,306
United Parcel Service, Inc. - Class B	100	10,423
United Rentals, Inc.	582	604,116
UnitedHealth Group, Inc.	1,164	453,273
Unum Group	474	44,186
US Bancorp	3,202	197,179
Valero Energy Corp.	728	261,294
Veralto Corp.	1,144	112,764
VeriSign, Inc.	1,514	436,456
Verisk Analytics, Inc.	1,248	241,837
Verizon Communications, Inc.	3,929	196,529
Vertex Pharmaceuticals, Inc. (a)	796	433,438
Vertiv Holdings Co. - Class A	72	18,628
Visa, Inc. - Class A	3,504	1,329,312
Vistra Corp.	313	42,997
Vulcan Materials Co.	2,464	664,245
W R Berkley Corp.	1,870	126,337
Walmart, Inc.	6,086	638,239
Walt Disney Co.	3,430	368,897
Warner Bros Discovery, Inc. (a)	382	10,898
Waste Management, Inc.	1,027	224,831
Waters Corp. (a)	493	204,413
Wells Fargo & Co.	9,678	836,082
WESCO International, Inc.	215	73,186
Western Digital Corp.	891	401,440
Westinghouse Air Brake Technologies Corp.	132	37,743
Williams Cos., Inc.	832	62,442
Woodward, Inc.	685	232,777
WW Grainger, Inc.	247	323,444
Xcel Energy, Inc.	472	35,726
Xylem, Inc.	1,982	218,238
Zoetis, Inc.	1,815	139,937
		100,411,067

CAMBRIA GLOBAL EW 2 ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Uruguay - 0.1%
MercadoLibre, Inc. (a)	64	$123,917
TOTAL COMMON STOCKS (Cost $74,641,856)		150,946,986

EXCHANGE TRADED FUNDS - 27.3%
Akre Focus ETF (a)	1,290	79,451
Alpha Architect US Equity 3 ETF (a)(e)	4,641	271,989
Alpha Architect US Equity ETF (e)	8,654	532,305
ARK Blockchain & Fintech Innovation ETF	2,414	111,889
ARK Innovation ETF (a)	1,733	148,293
Cambria US EW ETF (e)	20,609	1,167,966
Capital Group Dividend Value ETF	1,113	55,561
Capital Group Global Growth Equity ETF	2,242	90,061
Defiance Quantum ETF	695	102,815
Dimensional US Core Equity 2 ETF	4,147	188,191
Dimensional US Equity Market ETF	9,387	785,035
Dimensional US Small Cap ETF	6,227	508,310
Fidelity MSCI Consumer Staples Index ETF	950	50,796
Fidelity MSCI Health Care Index ETF	2,794	231,148
Fidelity MSCI Information Technology Index ETF	212	60,963
Fidelity Nasdaq Composite Index ETF	4,210	437,377
First Trust Capital Strength ETF	532	53,530
First Trust Large Cap Core AlphaDEX Fund	294	40,476
First Trust Small Cap Core AlphaDEX Fund	690	97,801
First Trust SMID Cap Rising Dividend Achievers ETF	2,120	91,605
Global X Defense Tech ETF	939	61,486
Invesco QQQ Trust Series 1	1,827	1,309,520
Invesco RAFI US 1000 ETF	2,317	129,451
Invesco S&P 500 Equal Weight ETF	1,384	303,636
Invesco S&P 500 GARP ETF	1,041	130,521
Invesco S&P 500 Low Volatility ETF	30,122	2,249,812
Invesco S&P Global Water Index ETF	10,731	696,335
iShares AI Innovation and Tech Active ETF	3,305	145,750
iShares Biotechnology ETF	590	123,339
iShares Core MSCI EAFE ETF	776	77,802
iShares Core MSCI Emerging Markets ETF	858	70,124
iShares Core S&P 500 ETF	9,042	6,969,031
iShares Core S&P Mid-Cap ETF	17,736	1,336,408
iShares Core S&P Small-Cap ETF	5,749	830,845
iShares Core S&P Total U.S. Stock Market ETF	4,440	745,565
iShares Core S&P U.S. Growth ETF	626	119,322
iShares Core S&P U.S. Value ETF	1,595	182,516
iShares Dow Jones U.S. ETF	200	37,368
iShares Global Comm Services ETF	3,977	463,599
iShares International Equity Factor ETF	2,945	126,311

CAMBRIA GLOBAL EW 2 ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
iShares MSCI ACWI ETF	558	$89,659
iShares MSCI ACWI ex U.S. ETF	1,057	81,812
iShares MSCI EAFE ETF	3,745	402,400
iShares MSCI EAFE Value ETF	3,241	265,146
iShares MSCI Emerging Markets ETF	8,080	541,522
iShares MSCI Europe Financials ETF	13,438	568,024
iShares MSCI Global Min Vol Factor ETF	28,263	3,597,880
iShares MSCI International Quality Factor ETF	3,526	181,483
iShares MSCI South Korea ETF	200	36,172
iShares MSCI USA Min Vol Factor ETF	2,377	241,313
iShares Russell 1000 ETF	482	202,382
iShares Russell 1000 Growth ETF	1,542	189,219
iShares Russell 1000 Value ETF	816	209,639
iShares Russell 2000 ETF	545	160,192
iShares Russell 2500 ETF	346	31,223
iShares Russell Mid-Cap ETF	19,584	2,187,141
iShares Russell Mid-Cap Value ETF	624	105,936
iShares Russell Top 200 ETF	629	119,585
iShares Russell Top 200 Growth ETF	619	177,758
iShares S&P 100 ETF	337	128,053
iShares S&P 500 Growth ETF	1,328	185,389
iShares Semiconductor ETF	959	490,087
iShares U.S. Equity Factor ETF	2,537	198,698
iShares U.S. Technology ETF	2,807	705,343
JPMorgan Diversified Return Emerging Markets Equity ETF	1,680	111,358
Schwab Fundamental U.S. Large Co. ETF	4,147	134,280
Schwab International Equity ETF	19,339	545,747
Schwab International Small-Cap Equity ETF	2,377	121,988
Schwab U.S. Large-Cap Value ETF	1,551	53,525
Schwab U.S. Mid-Cap ETF	2,403	85,331
Schwab US Broad Market ETF	21,749	643,770
Schwab US Large-Cap ETF	9,809	296,526
Schwab US Small-Cap ETF	2,065	70,540
SPDR EURO STOXX 50 ETF	748	52,988
State Street Communication Services Select Sector SPDR ETF	1,485	165,518
State Street Consumer Discretionary Select Sector SPDR ETF	1,216	141,773
State Street Consumer Staples Select Sector SPDR ETF	12,322	1,047,124
State Street Energy Select Sector SPDR ETF	3,152	201,602
State Street Financial Select Sector SPDR ETF	2,557	147,564
State Street Health Care Select Sector SPDR ETF	6,147	1,048,309
State Street Industrial Select Sector SPDR ETF	638	111,733
State Street SPDR Dow Jones Industrial Average ETF Trust	166	88,241
State Street SPDR Portfolio S&P 500 Growth ETF	1,791	216,514
State Street SPDR Portfolio S&P 500 Value ETF	1,551	98,256
State Street SPDR S&P 500 ETF Trust	6,872	5,271,168

CAMBRIA GLOBAL EW 2 ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
State Street SPDR S&P Bank ETF	661	$44,822
State Street SPDR S&P Biotech ETF	6,061	984,912
State Street SPDR S&P Dividend ETF	403	62,965
State Street SPDR S&P MidCap 400 ETF Trust	4,095	2,813,797
State Street Technology Select Sector SPDR ETF	2,977	555,210
Themes Generative Artificial Intelligence ETF	2,370	86,059
Vanguard Communication Services ETF	852	158,907
Vanguard Consumer Discretionary ETF	583	228,180
Vanguard Dividend Appreciation ETF	3,384	819,165
Vanguard FTSE All World ex-US Small-Cap ETF	747	119,595
Vanguard FTSE All-World ex-US ETF	1,068	91,047
Vanguard FTSE Developed Markets ETF	8,501	619,893
Vanguard FTSE Emerging Markets ETF	4,560	275,971
Vanguard FTSE Europe ETF	1,440	131,990
Vanguard Health Care ETF	259	82,870
Vanguard High Dividend Yield ETF	9,645	1,580,526
Vanguard Information Technology ETF	6,596	794,752
Vanguard International Dividend Appreciation ETF	544	53,372
Vanguard Mega Cap ETF	1,235	347,591
Vanguard Morningstar Growth ETF	1,094	96,535
Vanguard Morningstar Total Stock Market ETF	1,016	384,200
Vanguard Morningstar Value ETF	811	182,353
Vanguard Real Estate ETF	676	65,193
Vanguard Russell 1000 Growth ETF	1,002	126,643
Vanguard S&P 500 ETF	3,376	2,379,709
Vanguard Small-Cap Value ETF	1,616	396,389
Vanguard Total International Stock ETF	2,074	181,102
WisdomTree International Hedged Quality Dividend Growth Fund	1,482	79,091
WisdomTree International SmallCap Dividend Fund	704	62,931
WisdomTree U.S. Quality Dividend Growth Fund	6,555	648,683
Xtrackers MSCI EAFE Hedged Equity ETF	939	52,340
TOTAL EXCHANGE TRADED FUNDS (Cost $28,975,329)		57,471,007

REAL ESTATE INVESTMENT TRUSTS - 0.3%
United States - 0.3%
American Tower Corp.	341	59,914
Digital Realty Trust, Inc.	426	79,061
Equinix, Inc.	55	57,570
Iron Mountain, Inc.	425	49,024
Kimco Realty Corp.	6,533	154,897
National Health Investors, Inc.	636	45,226
Prologis, Inc.	305	42,675
Simon Property Group, Inc.	159	33,759

CAMBRIA GLOBAL EW 2 ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Sun Communities, Inc.	752	$91,308
WP Carey, Inc.	701	49,042
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $299,668)		662,476

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
First American Government Obligations Fund - Class X, 3.59% (f)	1,144,977	1,144,977
TOTAL MONEY MARKET FUNDS (Cost $1,144,977)		1,144,977

TOTAL INVESTMENTS - 99.9% (Cost $105,061,830)		$210,225,446
Other Assets in Excess of Liabilities - 0.1%		128,561
TOTAL NET ASSETS - 100.0%		$210,354,007

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $626,152 or 0.3% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(e)	Affiliated security as defined by the Investment Company Act of 1940.
(f)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

CAMBRIA GLOBAL EW 2 ETF

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Cambria Global EW 2 ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$150,946,986	$—	$—	$150,946,986
Exchange Traded Funds	57,471,007	—	—	57,471,007
Real Estate Investment Trusts	662,476	—	—	662,476
Money Market Funds	1,144,977	—	—	1,144,977
Total Investments	$210,225,446	$—	$—	$210,225,446

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended August 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

CAMBRIA GLOBAL EW 2 ETF

TRANSACTIONS WITH AFFILIATES
GEQ’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and have the same investment adviser and/or underlying fund acquired by the Fund represents more than 5% of the underlying fund's outstanding shares. The Fund had the following transactions with such affiliated funds during the Current Fiscal Period:

	Alpha Architect US Equity 3 ETF	Alpha Architect US Equity ETF	Cambria US EW ETF
Value as of June 8, 2026 (a)(b)	$263,805	$519,396	$1,134,316	$1,917,517
Additions	49,748	99,675	223,347	372,770
Reductions	(53,345)	(106,943)	(239,870)	(400,158)
Realized Gain (Loss)	6,181	13,309	25,525	45,015
Net Change in Unrealized Appreciation (Depreciation)	5,600	6,868	24,648	37,116
Value as of August 31, 2026	$271,989	$532,305	$1,167,966	$1,972,260

Shares as of August 31, 2026	4,641	8,654	20,609

Dividend / Interest Income	$—	$—	$755
Capital Gain Distributions	$—	$—	$—

(a)	Inception date of Fund.
(b)	Market value and shares of securities as a result of a non-taxable exchange.